Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Information About Reportable Segments
The table below presents information about the Company’s reportable segments for the six months ended June 30, 2026. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2026
	Tanker Segment	Megayacht Segment	Total
REVENUES:
Total revenues	23,267	2,208	25,475
EXPENSES:
Voyage expenses	466	431	897
Other vessel operating expenses	5,354	654	6,008
Dry-docking costs	-	330	330
Vessel depreciation	4,574	477	5,051
Management fees-related parties-direct	498	125	623
Segments operating results	12,375	191	12,566
General and administrative expenses			(769)
Interest and finance costs			(5,739)
Interest income			74
Management fees-related parties- overhead costs			(180)
Equity gains in unconsolidated joint ventures			532
Net income			6,484

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited interim condensed consolidated balance sheets as of June 30, 2026 is as follows:

As of June 30, 2026
Tanker segment	303,433
Megayacht segment	25,650
Cash and cash equivalents including restricted cash	13,297
Investments in unconsolidated joint ventures	7,114
Other fixed assets, net	505
Advances for asset acquisition to related party	23,500
Total consolidated assets	373,499